Ordinary Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 vote shares	Dec. 31, 2020 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			449,635,423	415,014,994
Ordinary shares outstanding (in shares)			449,635,423	415,014,994
Common Class A
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			373,455,485	338,835,056
Ordinary shares outstanding (in shares)			373,455,485	338,835,056
Number of shares issued in transaction (in shares)		102,500,000
Number of votes per share | vote			1
Common Class B
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)			76,179,938	76,179,938
Ordinary shares outstanding (in shares)			76,179,938	76,179,938
Conversion of stock, shares issued (in shares)		76,179,938
Number of votes per share | vote			20
ADS Shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 20.00
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $		$ 483.6
IPO | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		20,125,000
Over-Allotment Option | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)		2,625,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $	$ 250.0
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	20,000,000	22,000,000